                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-5447
                                    --------------------------------------------

                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                           (Zip Code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:           816-531-5575
                                                    ----------------------------

Date of fiscal year end:     12-31
                          ------------------------------------------------------

Date of reporting period:    09-30-2004
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
EQUITY GROWTH FUND
SEPTEMBER 30, 2004
[american century investments logo and text logo]

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
AEROSPACE & DEFENSE - 1.7%
           531,967  Boeing Co.                                     $      27,460
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.8%
            19,138  FedEx Corporation                                      1,640
           145,056  United Parcel Service, Inc. Cl B                      11,013
                                                                 ---------------
                                                                          12,653
                                                                 ---------------
AIRLINES - 0.1%
           151,095  Southwest Airlines Co.                                 2,058
                                                                 ---------------
AUTO COMPONENTS - 0.6%
           898,781  Goodyear Tire &
                    Rubber Co. (The)(1)                                    9,653
                                                                 ---------------
AUTOMOBILES - 1.8%
         2,041,676  Ford Motor Company                                    28,686
                                                                 ---------------
BEVERAGES - 1.3%
            11,795  Adolph Coors Company Cl B                                801
           749,532  Pepsi Bottling Group Inc.                             20,350
                                                                 ---------------
                                                                          21,151
                                                                 ---------------
BIOTECHNOLOGY - 0.9%
           228,500  Amgen Inc.(1)                                         12,951
            57,590  Applera Corporation-Applied
                    Biosystems Group                                       1,087
                                                                 ---------------
                                                                          14,038
                                                                 ---------------
CAPITAL MARKETS - 0.4%
           241,413  Raymond James Financial, Inc.                          5,823
                                                                 ---------------
CHEMICALS - 1.4%
           269,670  Georgia Gulf Corporation                              12,024
           298,732  Monsanto Co.                                          10,880
                                                                 ---------------
                                                                          22,904
                                                                 ---------------
COMMERCIAL BANKS - 7.6%
           985,915  Bank of America Corp.                                 42,721
           156,839  Comerica Inc.                                          9,308
           687,127  National City Corp.                                   26,537
           682,283  Wachovia Corp.                                        32,033
           220,207  Wells Fargo & Co.                                     13,131
                                                                 ---------------
                                                                         123,730
                                                                 ---------------

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 2.0%
           612,100  Cendant Corporation                                   13,221
           713,582  Equifax Inc.                                          18,811
             5,495  Pitney Bowes, Inc.                                       242
                                                                 ---------------
                                                                          32,274
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.9%
           911,850  Cisco Systems Inc.(1)                                 16,504
         1,656,339  Motorola, Inc.                                        29,881
                                                                 ---------------
                                                                          46,385
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.3%
            60,575  Dell Inc.(1)                                           2,156
           239,806  Hewlett-Packard Co.                                    4,496
           543,467  International Business
                    Machines Corp.                                        46,598
                                                                 ---------------
                                                                          53,250
                                                                 ---------------
CONSUMER FINANCE - 3.0%
           327,123  American Express Co.                                  16,834
           221,415  AmeriCredit Corporation(1)                             4,623
           285,126  Capital One Financial Corp.                           21,070
           184,384  CompuCredit Corp.(1)                                   3,433
            43,127  WFS Financial Inc.(1)                                  2,008
                                                                 ---------------
                                                                          47,968
                                                                 ---------------
DIVERSIFIED - 0.3%
            49,030  Standard and Poor's 500
                    Depositary Receipt                                     5,481
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.6%
           255,810  Citigroup Inc.                                        11,286
           772,829  J.P. Morgan Chase & Co.                               30,705
                                                                 ---------------
                                                                          41,991
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.0%
            47,115  ALLTEL Corp.                                           2,587
            78,300  AT&T Corp.                                             1,121
           553,518  BellSouth Corp.                                       15,011
            21,268  CenturyTel Inc.                                          728
           268,400  SBC Communications Inc.                                6,965
           198,321  Sprint Corp.                                           3,992
           430,744  Verizon Communications                                16,964
                                                                 ---------------
                                                                          47,368
                                                                 ---------------
ELECTRIC UTILITIES - 4.6%
         1,521,452  CenterPoint Energy, Inc.                              15,762
           637,035  FirstEnergy Corp.                                     26,169

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------
           671,736  TXU Corp.                                             32,190
                                                                 ---------------
                                                                          74,121
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
           232,719  Arrow Electronics, Inc.(1)                             5,255
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.3%
            47,492  Baker Hughes Inc.                                      2,076
            30,217  Schlumberger Ltd.                                      2,034
                                                                 ---------------
                                                                           4,110
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.8%
            55,703  7-Eleven Inc.(1)                                       1,113
           190,875  Costco Wholesale Corporation                           7,933
           715,006  Supervalu Inc.                                        19,698
                                                                 ---------------
                                                                          28,744
                                                                 ---------------
FOOD PRODUCTS - 2.9%
           318,484  Corn Products International Inc.                      14,682
           227,256  Pilgrim's Pride Corp.                                  6,154
            96,863  Sanderson Farms Inc.                                   3,240
         1,391,315  Tyson Foods, Inc. Cl A                                22,289
                                                                 ---------------
                                                                          46,365
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
           460,822  Becton Dickinson & Co.                                23,824
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.4%
           459,649  AmerisourceBergen Corp.                               24,688
            27,543  Cardinal Health, Inc.                                  1,206
           381,129  CIGNA Corp.                                           26,537
           107,400  Humana Inc.(1)                                         2,146
                                                                 ---------------
                                                                          54,577
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.1%
           123,534  Jack in the Box Inc.(1)                                3,920
         1,071,262  McDonald's Corporation                                30,027
                                                                 ---------------
                                                                          33,947
                                                                 ---------------
HOUSEHOLD DURABLES - 3.7%
           321,079  Black & Decker Corporation                            24,865
            43,073  NVR, Inc.(1)                                          23,733
            41,958  Stanley Works (The)                                    1,784
           161,291  Whirlpool Corp.                                        9,692
                                                                 ---------------
                                                                          60,074
                                                                 ---------------

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 1.4%
           718,021  Tyco International Ltd.                               22,015
                                                                 ---------------
INSURANCE - 2.9%
           214,856  Ace, Ltd.                                              8,607
            72,393  American Financial Group, Inc.                         2,164
           142,911  American International Group, Inc.                     9,717
           504,743  Berkley (W.R.) Corp.                                  21,280
            29,921  First American Financial
                    Corp. (The)                                              922
           136,717  UICI                                                   4,476
                                                                 ---------------
                                                                          47,166
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.6%
         2,054,579  Earthlink Inc.(1)                                     21,162
           478,379  United Online, Inc.(1)                                 4,602
                                                                 ---------------
                                                                          25,764
                                                                 ---------------
IT SERVICES - 2.2%
           259,838  Acxiom Corp.                                           6,169
           398,788  Computer Sciences Corp.(1)                            18,782
           395,499  Sabre Holdings Corp.                                   9,702
                                                                 ---------------
                                                                          34,653
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.9%
           964,942  Eastman Kodak Co.                                     31,090
                                                                 ---------------
MACHINERY - 0.0%(3)
             7,690  Cummins Inc.                                             568
                                                                 ---------------
MEDIA - 4.8%
         1,379,849  Disney (Walt) Co.                                     31,116
            39,658  McGraw-Hill Companies, Inc. (The)                      3,160
           248,400  Regal Entertainment Group                              4,744
         2,050,640  Time Warner Inc.(1)                                   33,098
           122,537  Viacom, Inc. Cl B                                      4,112
                                                                 ---------------
                                                                          76,230
                                                                 ---------------
METALS & MINING - 0.4%
            14,037  Nucor Corp.                                            1,283
            11,258  Phelps Dodge Corp.                                     1,036
           115,941  United States Steel Corp.                              4,361
                                                                 ---------------
                                                                           6,680
                                                                 ---------------
MULTILINE RETAIL - 2.1%
           504,571  Federated Department Stores, Inc.                     22,923
           157,879  J.C. Penney Co. Inc.
                    Holding Company                                        5,570
            27,180  Kmart Holding Corp.(1)                                 2,377

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------
            99,400  May Department Stores Co. (The)                        2,548
                                                                 ---------------
                                                                          33,418
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
           148,515  Xerox Corp.(1)                                         2,091
                                                                 ---------------
OIL & GAS - 7.4%
           840,627  ChevronTexaco Corp.                                   45,091
            52,516  ConocoPhillips                                         4,351
           686,788  Exxon Mobil Corp.                                     33,192
           205,853  Marathon Oil Corp.                                     8,498
           371,291  Sunoco, Inc.                                          27,468
                                                                 ---------------
                                                                         118,600
                                                                 ---------------
PAPER & FOREST PRODUCTS - 2.6%
           173,354  Georgia-Pacific Corp.                                  6,232
           544,710  Louisiana-Pacific Corp.                               14,136
           278,483  Potlatch Corp.                                        13,036
           131,550  Weyerhaeuser Co.                                       8,745
                                                                 ---------------
                                                                          42,149
                                                                 ---------------
PERSONAL PRODUCTS - 1.9%
           714,503  Gillette Company                                      29,823
                                                                 ---------------
PHARMACEUTICALS - 7.5%
           896,258  Johnson & Johnson                                     50,487
           886,821  Merck & Co., Inc.                                     29,265
         1,325,046  Pfizer, Inc.                                          40,546
                                                                 ---------------
                                                                         120,298
                                                                 ---------------
REAL ESTATE - 0.1%
            74,030  Host Marriott Corp.(1)                                 1,039
                                                                 ---------------
ROAD & RAIL - 0.2%
             8,400  Burlington Northern
                    Santa Fe Corp.                                           322
            37,812  Union Pacific Corp.                                    2,216
                                                                 ---------------
                                                                           2,538
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
         1,174,900  Intel Corp.                                           23,568
                                                                 ---------------
SOFTWARE - 1.7%
           734,588  Microsoft Corporation                                 20,311
           583,831  Oracle Corp.(1)                                        6,586
                                                                 ---------------
                                                                          26,897
                                                                 ---------------

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 1.8%
           314,027  Barnes & Noble Inc.(1)                                11,619
           152,298  Blockbuster Inc.(2)                                    1,156
            51,482  Circuit City Stores-
                    Circuit City Group                                       790
           109,122  Claire's Stores Inc.                                   2,732
            14,700  Home Depot, Inc.                                         576
           140,206  Rent-A-Center Inc.(1)                                  3,626
           192,188  Sherwin-Williams Co.                                   8,449
                                                                 ---------------
                                                                          28,948
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.1%
           837,128  Countrywide Financial Corporation                     32,974
                                                                 ---------------
TOBACCO - 1.0%
           227,659  Reynolds American Inc.                                15,490
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
           163,090  Nextel Communications, Inc.(1)                         3,888
                                                                 ---------------
TOTAL COMMON STOCKS                                                    1,599,777
  (Cost $1,422,587)                                              ---------------

TEMPORARY CASH INVESTMENTS - 0.2%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury obligations,
8.125%, 8/15/21, valued at $2,951), in a joint
trading acount at 1.62%, dated 9/30/04,
due 10/1/04 (Delivery value $2,900)                                        2,900
                                                                 ---------------
  (Cost $2,900)

COLLATERAL RECEIVED FOR SECURITIES LENDING(4) - 0.0%(3)
Repurchase Agreement, UBS Securities LLC,
(collateralized by U.S. Government Agency obligations),
1.875%, dated 9/30/04, due 10/1/04
(Delivery value $32)                                                          32
                                                                 ---------------
  (Cost $32)

TOTAL INVESTMENT SECURITIES - 99.9%                                    1,602,709
                                                                 ---------------
  (Cost $1,425,519)

OTHER ASSETS AND LIABILITIES - 0.1%                                        1,422
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $   1,604,131
                                                                 ===============

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
                                                      ($ IN THOUSANDS)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
(1)  Non-income producing.
(2)  Security, or a portion thereof, was on loan as of September 30, 2004.
(3)  Category is less than 0.05% of total net assets.
(4)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

FEDERAL TAX INFORMATION
As of September 30, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                        $   1,431,242
                                                      ===============
Gross tax appreciation of investments                  $     208,721
Gross tax depreciation of investments                        (37,254)
                                                      ---------------
Net tax appreciation of investments                    $     171,467
                                                      ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INCOME & GROWTH FUND
SEPTEMBER 30, 2004
[american century investments logo and text logo]

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
AEROSPACE & DEFENSE - 1.1%
           952,809  Boeing Co.                                    $      49,184
            37,024  General Dynamics Corp.                                3,780
                                                                 ---------------
                                                                         52,964
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.1%
           143,900  FedEx Corporation                                    12,331
           520,500  United Parcel Service, Inc. Cl B                     39,516
                                                                 ---------------
                                                                         51,847
                                                                 ---------------
AIRLINES - 0.1%
           116,800  Delta Air Lines Inc.(1)                                 384
           417,400  Southwest Airlines Co.                                5,685
                                                                 ---------------
                                                                          6,069
                                                                 ---------------
AUTOMOBILES - 2.1%
         7,130,627  Ford Motor Company                                  100,185
                                                                 ---------------
BEVERAGES - 0.6%
           410,102  Adolph Coors Company Cl B                            27,854
                                                                 ---------------
BIOTECHNOLOGY - 0.6%
           106,759  Amgen Inc.(1)                                         6,051
         1,103,517  Applera Corporation-Applied
                    Biosystems Group                                     20,823
                                                                 ---------------
                                                                         26,874
                                                                 ---------------
CAPITAL MARKETS - 0.2%
            27,560  Bank of New York Co., Inc. (The)                        804
           436,958  Raymond James Financial, Inc.                        10,539
                                                                 ---------------
                                                                         11,343
                                                                 ---------------
CHEMICALS - 1.9%
         2,580,921  Monsanto Co.                                         93,997
                                                                 ---------------
COMMERCIAL BANKS - 7.2%
         5,368,575  Bank of America Corp.                               232,621
           453,940  National City Corp.                                  17,531
         1,154,778  Wachovia Corp.                                       54,217
           730,323  Wells Fargo & Co.                                    43,549
                                                                 ---------------
                                                                        347,918
                                                                 ---------------

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 0.9%
         2,093,279  Cendant Corporation                                  45,215
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.7%
    313,836         Aspect Communications
                    Corporation(1)                                        3,116
         1,063,600  Cisco Systems Inc.(1)                                19,251
            38,884  Harris Corp.                                          2,136
         3,273,819  Motorola, Inc.                                       59,061
                                                                 ---------------
                                                                         83,564
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.1%
         3,265,808  Hewlett-Packard Co.                                  61,234
         1,628,952  International Business
                    Machines Corp.                                      139,666
                                                                 ---------------
                                                                        200,900
                                                                 ---------------
CONSUMER FINANCE - 0.1%
            84,737  Capital One Financial Corp.                           6,262
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 4.4%
         1,113,733  Citigroup Inc.                                       49,138
         4,104,000  J.P. Morgan Chase & Co.                             163,052
                                                                 ---------------
                                                                        212,190
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.1%
           732,500  ALLTEL Corp.                                         40,222
           390,524  AT&T Corp.                                            5,592
         1,726,298  BellSouth Corp.                                      46,817
         1,568,200  SBC Communications Inc.                              40,695
           622,542  Sprint Corp.                                         12,532
         1,326,380  Verizon Communications                               52,232
                                                                 ---------------
                                                                        198,090
                                                                 ---------------
ELECTRIC UTILITIES - 3.4%
         4,482,628  CenterPoint Energy, Inc.                             46,440
           972,463  Edison International                                 25,780
         1,155,786  FirstEnergy Corp.                                    47,480
           146,666  FPL Group, Inc.                                      10,020
           552,027  Great Plains Energy Inc.                             16,092
           751,571  OGE Energy Corp.                                     18,962
                                                                 ---------------
                                                                        164,774
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
           880,266  Arrow Electronics, Inc.(1)                           19,876
           851,092  Ingram Micro Inc. Cl A(1)                            13,703
            33,778  Tech Data Corp.(1)                                    1,302
                                                                 ---------------
                                                                         34,881
                                                                 ---------------

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 1.4%
         2,456,076  Supervalu Inc.                                       67,665
                                                                 ---------------
FOOD PRODUCTS - 1.7%
           674,871  Corn Products International Inc.                     31,112
           114,859  Pilgrim's Pride Corp.                                 3,110
         2,978,328  Tyson Foods, Inc. Cl A                               47,713
                                                                 ---------------
                                                                         81,935
                                                                 ---------------
GAS UTILITIES - 0.4%
           423,900  NICOR Inc.                                           15,557
            53,818  UGI Corp.                                             2,005
                                                                 ---------------
                                                                         17,562
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
           578,884  Becton Dickinson & Co.                               29,928
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.6%
         1,907,871  AmerisourceBergen Corp.                             102,472
         1,548,002  CIGNA Corp.                                         107,787
           182,622  Humana Inc.(1)                                        3,649
           269,055  PacifiCare Health Systems, Inc.(1)                    9,874
                                                                 ---------------
                                                                        223,782
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.7%
         1,247,708  McDonald's Corporation                               34,973
                                                                 ---------------
HOUSEHOLD DURABLES - 1.8%
           369,998  Black & Decker Corporation                           28,653
           941,921  Whirlpool Corp.                                      56,600
                                                                 ---------------
                                                                         85,253
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.0%
           620,800  Kimberly-Clark Corp.                                 40,097
         1,031,788  Procter & Gamble Co. (The)                           55,841
                                                                 ---------------
                                                                         95,938
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.7%
         1,189,670  General Electric Co.                                 39,949
         1,334,932  Tyco International Ltd.                              40,929
                                                                 ---------------
                                                                         80,878
                                                                 ---------------
INSURANCE - 4.2%
         1,633,504  Ace, Ltd.                                            65,439
           269,700  American Financial Group, Inc.                        8,061
         1,331,458  AON Corp.                                            38,266

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                      VALUE
--------------------------------------------------------------------------------
           778,544  Berkley (W.R.) Corp.                                 32,823
            80,660  Fidelity National Financial, Inc.                     3,073
         1,602,192  First American Financial
                    Corp. (The)                                          49,396
           211,734  St. Paul Travelers Companies,
                    Inc. (The)                                            7,000
                                                                 ---------------
                                                                        204,058
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.4%
         4,217,388  Earthlink Inc.(1)                                    43,439
         1,285,453  United Online, Inc.(1)(2)                            12,366
           629,202  VeriSign, Inc.(1)                                    12,509
                                                                 ---------------
                                                                         68,314
                                                                 ---------------
IT SERVICES - 1.6%
         1,234,844  Computer Sciences Corp.(1)                           58,161
           847,201  Sabre Holdings Corp.                                 20,782
                                                                 ---------------
                                                                         78,943
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.7%
         2,487,644  Eastman Kodak Co.                                    80,152
                                                                 ---------------
MACHINERY - 0.5%
           662,363  SPX Corp.                                            23,448
                                                                 ---------------
MEDIA - 4.1%
         3,247,437  Disney (Walt) Co.                                    73,230
         1,215,200  Regal Entertainment Group(2)                         23,210
         5,165,887  Time Warner Inc.(1)                                  83,377
           560,866  Viacom, Inc. Cl B                                    18,823
                                                                 ---------------
                                                                        198,640
                                                                 ---------------
METALS & MINING - 0.2%
            97,685  Phelps Dodge Corp.                                    8,990
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.3%
           292,269  Constellation Energy Group Inc.                      11,644
           168,060  National Fuel Gas Co.                                 4,761
                                                                 ---------------
                                                                         16,405
                                                                 ---------------
MULTILINE RETAIL - 2.9%
         1,237,060  Federated Department Stores, Inc.                    56,200
            87,136  Kmart Holding Corp.(1)                                7,622
         3,035,935  May Department Stores Co. (The)                      77,810
                                                                 ---------------
                                                                        141,632
                                                                 ---------------
OIL & GAS - 8.2%
         4,814,918  ChevronTexaco Corp.                                 258,273
           581,142  ConocoPhillips                                       48,148

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------
           598,608  Exxon Mobil Corp.                                    28,931
           251,770  Marathon Oil Corp.                                   10,393
           743,905  Sunoco, Inc.                                         55,034
                                                                 ---------------
                                                                        400,779
                                                                 ---------------
PAPER & FOREST PRODUCTS - 2.2%
           866,117  Georgia-Pacific Corp.                                31,138
         1,039,130  Louisiana-Pacific Corp.                              26,965
           448,759  Potlatch Corp.                                       21,006
           414,746  Weyerhaeuser Co.                                     27,572
                                                                 ---------------
                                                                        106,681
                                                                 ---------------
PHARMACEUTICALS - 8.8%
         2,926,885  Bristol-Myers Squibb Co.                             69,279
         2,831,366  Johnson & Johnson                                   159,492
            66,903  Kos Pharmaceuticals, Inc.(1)                          2,382
         3,271,074  Merck & Co., Inc.                                   107,946
         3,047,102  Pfizer, Inc.                                         93,241
                                                                 ---------------
                                                                        432,340
                                                                 ---------------
REAL ESTATE - 2.7%
           946,781  CBL & Associates Properties, Inc.                    57,705
           380,321  Colonial Properties Trust                            15,297
         1,411,702  Equity Office Properties Trust                       38,469
           404,657  Rayonier, Inc.                                       18,307
                                                                 ---------------
                                                                        129,778
                                                                 ---------------
ROAD & RAIL - 0.5%
           183,400  Burlington Northern Santa Fe Corp.                    7,026
           104,700  CSX Corporation                                       3,476
           190,600  Norfolk Southern Corp.                                5,668
           126,600  Union Pacific Corp.                                   7,419
                                                                 ---------------
                                                                         23,589
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
         4,925,552  Intel Corp.                                          98,807
                                                                 ---------------
SOFTWARE - 2.7%
         4,671,763  Microsoft Corporation                               129,174
                                                                 ---------------
SPECIALTY RETAIL - 1.5%
         1,133,370  Barnes & Noble Inc.(1)                               41,934
         2,186,298  Blockbuster Inc.(2)                                  16,594
           342,255  Sherwin-Williams Co.                                 15,046
                                                                 ---------------
                                                                         73,574
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.4%
         2,706,975  Countrywide Financial Corporation                   106,628

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                      VALUE
--------------------------------------------------------------------------------
           365,449  Flagstar Bancorp Inc.                                 7,777
                                                                 ---------------
                                                                        114,405
                                                                 ---------------
TOBACCO - 2.3%
         1,008,321  Altria Group Inc.                                    47,431
           966,470  Reynolds American Inc.                               65,759
                                                                 ---------------
                                                                        113,190
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
           653,534  Nextel Communications, Inc.(1)                       15,580
                                                                 ---------------
TOTAL COMMON STOCKS                                                   4,841,320
  (Cost $4,302,724)                                              ---------------

PREFERRED STOCKS - 0.5%
AUTOMOBILES - 0.3%
           172,300  Ford Motor Company Capital
                    Trust II, 6.50%, 1/15/32                              9,009
           209,800  General Motors Corp., Series B,
                    5.25%, 3/6/32                                         5,016
                                                                 ---------------
                                                                         14,025
                                                                 ---------------
OFFICE ELECTRONICS - 0.2%
            74,400  Xerox Corp., 6.25%, 7/1/06                            9,467
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                   23,492
  (Cost $21,361)                                                 ---------------

TEMPORARY CASH INVESTMENTS - 0.2%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized
by various U.S. Treasury obligations, 2.00%,
1/15/14, valued at $8,079), in a joint trading
account at 1.70%, dated 9/30/04, due 10/1/04
(Delivery value $7,900)                                                   7,900
                                                                 ---------------
  (Cost $7,900)

COLLATERAL RECEIVED FOR SECURITIES LENDING(3) - 0.2%
Repurchase Agreement, UBS Securities LLC,
(collateralized by U.S. Government Agency
obligations), 1.875%, dated 9/30/04,
due 10/1/04
(Delivery value $10,143)                                                 10,142
                                                                 ---------------
  (Cost $10,142)

TOTAL INVESTMENT SECURITIES - 100.6%                                  4,882,854
                                                                 ---------------
(Cost $4,342,127)

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
                    ($ IN THOUSANDS)                                   VALUE
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (0.6)%                                   (29,067)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $   4,853,787
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1)  Non-income producing.
(2)  Security, or a portion thereof, was on loan as of September 30, 2004.
(3)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
                                              ($ IN THOUSANDS)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

FEDERAL TAX INFORMATION
As of September 30, 2004, the components of investments for federal income tax purposes were as follows:
Federal tax cost of investments                  $ 4,383,176
                                              ===============
Gross tax appreciation of investments              $ 705,222
Gross tax depreciation of investments               (205,544)
                                              ---------------
Net tax appreciation of investments                $ 499,678
                                              ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SMALL COMPANY FUND
SEPTEMBER 30, 2004
[american century investments logo and text logo]

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%

AEROSPACE & DEFENSE - 2.2%
           458,104  Aviall Inc.(1)                                 $       9,345
             7,479  Hexcel Corp.(1)                                          103
            54,625  Orbital Sciences Corp.(1)                                624
           123,321  SI International Inc.(1)                               2,702
           320,491  United Defense Industries, Inc.(1)                    12,817
                                                                 ---------------
                                                                          25,591
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.5%
           111,109  EGL Inc.(1)                                            3,362
            53,095  Forward Air Corp.(1)                                   2,125
                                                                 ---------------
                                                                           5,487
                                                                 ---------------
AIRLINES - 0.3%
           102,926  FLYi Inc.(1)                                             402
            81,195  Frontier Airlines, Inc.(1)                               624
            75,905  Mesa Air Group, Inc.(1)                                  387
           143,086  SkyWest, Inc.                                          2,154
                                                                 ---------------
                                                                           3,567
                                                                 ---------------
AUTO COMPONENTS - 2.0%
            99,080  American Axle &
                    Manufacturing Holdings, Inc.                           2,899
           474,384  Goodyear Tire &
                    Rubber Co. (The)(1)                                    5,095
             9,199  Sauer-Danfoss Inc.                                       157
            85,953  Shiloh Industries Inc.(1)                              1,195
           220,672  Stoneridge Inc.(1)                                     3,111
           743,730  Tenneco Automotive Inc.(1)                             9,743
            16,244  TRW Automotive Holdings Corp.(1)                         306
                                                                 ---------------
                                                                          22,506
                                                                 ---------------
AUTOMOBILES - 0.1%
            53,124  Monaco Coach Corp.                                     1,150
                                                                 ---------------
BIOTECHNOLOGY - 0.6%
           138,992  Charles River Laboratories(1)                          6,366
            22,608  Techne Corp.(1)                                          863
                                                                 ---------------
                                                                           7,229
                                                                 ---------------
BUILDING PRODUCTS - 1.5%
           178,590  NCI Building Systems Inc.(1)                           5,697
           651,289  USG Corp.(1)                                          11,873
                                                                 ---------------
                                                                          17,570
                                                                 ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
CAPITAL MARKETS - 0.0%(2)
             9,783  SWS Group Inc.                                           157
                                                                 ---------------
CHEMICALS - 2.4%
           354,376  Georgia Gulf Corporation                              15,801
           238,151  NewMarket Corp.(1)                                     4,972
           188,914  Octel Corp.                                            4,013
           391,300  Terra Industries Inc.(1)                               3,389
                                                                 ---------------
                                                                          28,175
                                                                 ---------------
COMMERCIAL BANKS - 4.7%
           237,709  Bank of Hawaii Corporation                            11,231
            19,909  BOK Financial Corp.(1)                                   888
            20,731  Central Pacific Financial Corp.                          571
            64,675  City Holding Company                                   2,127
           120,834  City National Corp.                                    7,848
            48,298  Columbia Banking Systems Inc.                          1,149
            11,477  Community Trust Bancorp Inc.                             357
           117,606  Cullen/Frost Bankers, Inc.                             5,465
             5,432  First Bancorp (Puerto Rico)                              262
            13,820  First Citizens BancShares, Inc.                        1,631
           126,597  Hudson United Bancorp                                  4,665
            59,676  International Bancshares Corp.                         2,193
           161,004  Irwin Financial Corporation                            4,157
             5,860  Mid-State Bancshares                                     151
           120,091  Oriental Financial Group                               3,250
           182,315  Pacific Capital Bancorp                                5,393
            25,988  Santander BanCorp                                        650
             6,704  WesBanco Inc.                                            195
            33,579  Westcorp                                               1,428
                                                                 ---------------
                                                                          53,611
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.5%
            20,000  Brink's Company (The)                                    603
            32,852  Compx International Inc.(1)                              526
            85,183  Consolidated Graphics Inc.(1)                          3,569
            31,847  Exponent Inc.(1)                                         877
           105,967  Gevity HR Inc.                                         1,630
           144,057  Memberworks Inc.(1)                                    3,781
           101,424  NCO Group, Inc.(1)                                     2,733
            69,486  Sotheby's Holdings Cl A(1)                             1,092
           261,306  TeleTech Holdings Inc.(1)                              2,467
            16,444  West Corp.(1)                                            479
                                                                 ---------------
                                                                          17,757
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.4%
           527,725  Aspect Communications
                    Corporation(1)                                         5,240
           266,150  C-COR.net Corporation(1)                               2,249
           164,100  CommScope Inc.(1)                                      3,545
            55,487  Digi International Inc.(1)                               634

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
            82,348  Harris Corp.                                           4,524
                                                                 ---------------
                                                                          16,192
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.3%
            17,179  Avid Technology, Inc.(1)                                 805
            45,024  Intergraph Corporation(1)                              1,223
            39,016  PalmOne Inc.(1)                                        1,188
                                                                 ---------------
                                                                           3,216
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.1%
            48,703  Integrated Electrical Services Inc.(1)                   234
            69,518  Perini Corp.(1)                                          992
                                                                 ---------------
                                                                           1,226
                                                                 ---------------
CONSUMER FINANCE - 1.2%
           237,520  ACE Cash Express Inc.(1)                               6,185
            23,223  Advanta Corp.                                            562
           189,929  CompuCredit Corp.(1)                                   3,536
           122,439  Ezcorp Inc.(1)                                         1,065
            93,067  Nelnet Inc.(1)                                         2,083
            19,861  WFS Financial Inc.(1)                                    925
                                                                 ---------------
                                                                          14,356
                                                                 ---------------
CONTAINERS & PACKAGING - 0.6%
           145,433  Silgan Holdings Inc.                                   6,734
                                                                 ---------------
DISTRIBUTORS - 0.6%
           303,043  WESCO International Inc.(1)                            7,349
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
           151,055  Commonwealth Telephone
                    Enterprise Inc.(1)                                     6,578
         1,246,980  PTEK Holdings, Inc.(1)                                10,687
           520,400  Talk America Holdings Inc.(1)                          2,722
                                                                 ---------------
                                                                          19,987
                                                                 ---------------
ELECTRIC UTILITIES - 2.0%
         1,119,254  CenterPoint Energy, Inc.                              11,595
           116,752  El Paso Electric Co.(1)                                1,876
           402,243  Unisource Energy Corp.                                 9,795
                                                                 ---------------
                                                                          23,266
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.7%
            40,110  Ametek Inc.                                            1,216
            96,293  Genlyte Group Inc.(1)                                  6,201
            47,174  Penn Engineering &
                    Manufacturing Corp.                                      878
                                                                 ---------------
                                                                           8,295
                                                                 ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 6.5%
            16,627  Aetrium Inc.(1)                                           85
           402,989  Agilysys Inc.                                          6,968
            61,828  Anixter International Inc.                             2,170
           500,790  Arrow Electronics, Inc.(1)                            11,308
           269,211  Avnet Inc.(1)                                          4,609
           118,290  Checkpoint Systems, Inc.(1)                            1,842
            23,581  Cyberoptics Corp.(1)                                     364
           148,716  Electro Scientific Industries Inc.(1)                  2,580
           232,218  Gerber Scientific, Inc.(1)                             1,530
           208,721  Global Imaging Systems, Inc.(1)                        6,487
           753,600  Ingram Micro Inc. Cl A(1)                             12,133
           339,804  Littelfuse, Inc.(1)                                   11,733
           219,416  MTS Systems Corp.                                      4,663
           166,924  Park Electrochemical Corp.                             3,539
            56,658  Richardson Electronics Ltd.                              544
            56,607  Tech Data Corp.(1)                                     2,182
           119,869  Tessco Technologies Inc.(1)                            1,340
                                                                 ---------------
                                                                          74,077
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.9%
            70,211  Cal Dive International Inc.(1)                         2,501
            23,968  Dawson Geophysical Co.(1)                                502
            81,040  Lone Star Technologies, Inc.(1)                        3,063
           208,318  NS Group Inc.(1)                                       3,854
            55,563  Offshore Logistics, Inc.(1)                            1,912
            43,939  SEACOR SMIT Inc.(1)                                    2,054
           153,296  Universal Compression
                    Holdings Inc.(1)                                       5,223
           629,656  Veritas DGC Inc.(1)                                   14,344
                                                                 ---------------
                                                                          33,453
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.3%
            76,180  7-Eleven Inc.(1)                                       1,522
           223,796  Nash Finch Co.                                         7,039
           151,503  Pantry Inc. (The)(1)                                   3,813
           316,495  Rite Aid Corp.(1)                                      1,114
            89,467  Smart & Final Inc.(1)                                  1,499
                                                                 ---------------
                                                                          14,987
                                                                 ---------------
FOOD PRODUCTS - 2.1%
            14,180  Chiquita Brands International, Inc.(1)                   247
            81,091  Corn Products International Inc.                       3,738
            43,407  Darling International Inc.(1)                            187
           180,900  M&F Worldwide Corp.(1)                                 2,354
           423,427  Pilgrim's Pride Corp.                                 11,466
           152,107  Sanderson Farms Inc.                                   5,088
             2,004  Seaboard Corp.                                         1,174
                                                                 ---------------
                                                                          24,254
                                                                 ---------------
GAS UTILITIES - 1.7%
           157,488  AGL Resources Inc.                                     4,846

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           403,593  UGI Corp.                                             15,038
                                                                 ---------------
                                                                          19,884
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 4.7%
            55,579  Anika Therapeutics Inc.(1)                               767
            78,390  Bausch & Lomb Inc. Cl A                                5,209
             6,597  Cantel Medical Corp.(1)                                  158
            32,602  CNS Inc.                                                 359
           225,221  Conmed Corp.(1)                                        5,923
            64,410  Dade Behring Holdings Inc.(1)                          3,589
            85,077  Fisher Scientific International(1)                     4,963
           323,679  Haemonetics Corporation(1)                            10,629
            57,661  Millipore Corp.(1)                                     2,759
           195,543  Nutraceutical International Corp.(1)                   2,755
            74,590  Respironics, Inc.(1)                                   3,986
           163,848  Sola International Inc.(1)                             3,121
           203,454  Sybron Dental Specialties Inc.(1)                      6,041
           156,560  VISX, Inc.(1)                                          3,225
             7,556  Vital Signs Inc.                                         242
                                                                 ---------------
                                                                          53,726
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.4%
            43,947  Alliance Imaging Inc.(1)                                 328
             7,766  America Service Group Inc.(1)                            319
            40,266  Andrx Corp.(1)                                           900
           370,095  Humana Inc.(1)                                         7,394
             5,430  National Medical Health
                    Card Systems Inc.(1)                                     113
           220,672  Owens & Minor Inc.                                     5,605
           257,557  PacifiCare Health Systems, Inc.(1)                     9,453
           177,331  PDI Inc.(1)                                            4,786
           134,795  Prime Medical Services, Inc.(1)                          973
            81,925  Priority Healthcare Corp. Cl B(1)                      1,651
           238,995  Select Medical Corporation                             3,210
           315,351  Sierra Health Services, Inc.(1)                       15,116
            53,301  Ventiv Health Inc.(1)                                    903
                                                                 ---------------
                                                                          50,751
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.2%
             8,070  Ambassadors Group Inc.                                   218
            24,696  Ameristar Casinos Inc.                                   747
            34,548  Bluegreen Corp.(1)                                       385
         1,032,207  CKE Restaurants, Inc.(1)                              11,406
           145,148  Dave & Buster's Inc.(1)                                2,755
           473,679  Jack in the Box Inc.(1)                               15,029
            32,709  Lone Star Steakhouse & Saloon, Inc.                      845
             9,789  Navigant International, Inc.(1)                          160
            68,666  Penn National Gaming Inc.(1)                           2,774
           124,171  Vail Resorts Inc.(1)                                   2,244
                                                                 ---------------
                                                                          36,563
                                                                 ---------------
HOUSEHOLD DURABLES - 3.5%
            16,131  Hooker Furniture Corp.                                   446
            38,545  NVR, Inc.(1)                                          21,237

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
            73,343  Stanley Furniture Co. Inc.                             3,227
           273,938  Stanley Works (The)                                   11,651
           137,765  Yankee Candle Company Inc.(1)                          3,990
                                                                 ---------------
                                                                          40,551
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.2%
           107,400  Rayovac Corporation(1)                                 2,830
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.2%
           170,151  Walter Industries Inc.                                 2,726
                                                                 ---------------
INSURANCE - 3.5%
           380,975  American Financial Group, Inc.                        11,387
           166,881  First American Financial Corp. (The)                   5,145
           493,601  UICI                                                  16,161
             1,671  United Fire & Casualty Co.                                96
           186,677  Zenith National Insurance Corp.                        7,898
                                                                 ---------------
                                                                          40,687
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.2%
         1,106,510  Earthlink Inc.(1)                                     11,397
           266,085  United Online, Inc.(1)                                 2,560
                                                                 ---------------
                                                                          13,957
                                                                 ---------------
IT SERVICES - 1.4%
           485,466  Acxiom Corp.                                          11,526
            73,426  CSG Systems International(1)                           1,131
            94,997  DigitalNet Holdings Inc.(1)                            2,870
           103,659  Tyler Technologies, Inc.(1)                              916
                                                                 ---------------
                                                                          16,443
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.9%
           297,836  Brunswick Corp.                                       13,629
           208,219  Jakks Pacific Inc.(1)                                  4,789
            11,249  Polaris Industries Inc.                                  628
            17,253  RC2 Corp.(1)                                             568
           104,025  Steinway Musical Instruments(1)                        2,829
                                                                 ---------------
                                                                          22,443
                                                                 ---------------
MACHINERY - 4.1%
            22,394  Briggs & Stratton Corp.                                1,818
           169,441  Cummins Inc.                                          12,521
            77,617  ESCO Technologies Inc.(1)                              5,259
            72,436  Kennametal Inc.                                        3,270
            34,957  Middleby Corp.                                         1,840
           177,271  Nordson Corp.                                          6,086
           182,625  Reliance Steel &
                    Aluminum Company                                       7,250
             7,512  Terex Corp.(1)                                           326
            67,637  The Toro Co.                                           4,620
           142,378  Wabash National Corp.(1)                               3,911

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             4,160  Watts Industries, Inc. Cl A                              112
                                                                 ---------------
                                                                          47,013
                                                                 ---------------
MARINE - 0.2%
            60,655  Kirby Corporation(1)                                   2,435
                                                                 ---------------
MEDIA - 1.5%
            27,620  AMC Entertainment Inc.(1)                                529
             8,683  Catalina Marketing Corp.                                 200
             3,743  Grey Global Group Inc.                                 3,724
            14,244  Mediacom Communications Corp.(1)                          93
           236,574  RH Donnelley Corp.(1)                                 11,678
           110,550  Sinclair Broadcast Group Inc.                            807
                                                                 ---------------
                                                                          17,031
                                                                 ---------------
METALS & MINING - 2.4%
            93,589  Alliance Resource Partners L.P.                        5,210
            39,455  Century Aluminum Co.(1)                                1,094
           293,967  Metal Management Inc.(1)                               5,344
           326,652  Olympic Steel Inc.(1)                                  6,173
            47,415  Oregon Steel Mills, Inc.(1)                              789
            27,693  Quanex Corporation                                     1,420
           108,180  Steel Dynamics Inc.                                    4,178
           132,942  Steel Technologies Inc.                                3,406
                                                                 ---------------
                                                                          27,614
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.1%
            90,543  Dynegy Inc. Cl A(1)                                      452
            16,879  National Fuel Gas Co.                                    478
                                                                 ---------------
                                                                             930
                                                                 ---------------
OIL & GAS - 3.3%
           125,153  Callon Petroleum Co.(1)                                1,587
            43,638  Cimarex Energy Co.(1)                                  1,525
             7,851  Clayton Williams Energy Inc.(1)                          168
           178,077  Frontier Oil Corp.                                     4,204
           107,702  Giant Industries Inc.(1)                               2,617
            80,819  Houston Exploration Company(1)                         4,797
            98,589  Newfield Exploration Company(1)                        6,037
           162,584  Pogo Producing Co.                                     7,714
           106,769  Remington Oil & Gas Corp.(1)                           2,803
           118,372  Tesoro Petroleum Corp.(1)                              3,496
           178,357  Vintage Petroleum, Inc.                                3,580
                                                                 ---------------
                                                                          38,528
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.7%
           475,348  Louisiana-Pacific Corp.                               12,335

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           150,518  Potlatch Corp.                                         7,046
                                                                 ---------------
                                                                          19,381
                                                                 ---------------
PERSONAL PRODUCTS - 0.9%
           279,296  Chattem, Inc.(1)                                       9,007
            56,931  Mannatech Inc.                                           798
                                                                 ---------------
                                                                           9,805
                                                                 ---------------
PHARMACEUTICALS - 1.7%
            29,782  Caraco Pharmaceutical
                    Laboratories Ltd.(1)                                     229
           305,033  Kos Pharmaceuticals, Inc.(1)                          10,862
           416,723  Perrigo Co.                                            8,564
                                                                 ---------------
                                                                          19,655
                                                                 ---------------
REAL ESTATE - 2.5%
           406,578  Associated Estates Realty Corp.                        4,062
           189,269  CBL & Associates Properties, Inc.                     11,536
           363,304  FelCor Lodging Trust Inc.(1)                           4,109
           749,395  Innkeepers USA Trust                                   9,322
             8,865  Mission West Properties                                   92
                                                                 ---------------
                                                                          29,121
                                                                 ---------------
ROAD & RAIL - 2.0%
            61,808  Arkansas Best Corporation                              2,263
           177,192  Heartland Express, Inc.                                3,269
           152,767  Kansas City Southern
                    Industries, Inc.(1)                                    2,317
           133,974  Knight Transportation Inc.(1)                          2,870
            72,615  Landstar System, Inc.(1)                               4,261
            68,723  USF Corp.                                              2,466
           118,823  Yellow Roadway Corp.(1)                                5,573
                                                                 ---------------
                                                                          23,019
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
           139,730  ADE Corporation(1)                                     2,380
         1,518,732  Kulicke & Soffa Industries Inc.(1)                     8,581
           227,974  MEMC Electronic Materials Inc.(1)                      1,933
           371,426  Photronics Inc.(1)                                     6,173
             6,434  Siliconix Inc.(1)                                        231
                                                                 ---------------
                                                                          19,298
                                                                 ---------------
SOFTWARE - 2.0%
             9,760  Ansys Inc.(1)                                            485
            29,464  Aspen Technology Inc.(1)                                 206
           144,709  Autodesk, Inc.                                         7,038
            71,130  DocuCorporation International Inc.(1)                    605
             9,558  Hyperion Solutions Corp.(1)                              325
         1,082,666  Parametric Technology Corp.(1)                         5,716
           212,321  Progress Software Corp.(1)                             4,225
             1,552  SPSS Inc.(1)                                              21
            36,123  THQ Inc.(1)                                              703

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           179,943  Transaction Systems
                    Architects, Inc.(1)                                    3,344
                                                                 ---------------
                                                                          22,668
                                                                 ---------------
SPECIALTY RETAIL - 6.7%
           269,482  Aaron Rents Inc.                                       5,864
           340,357  Barnes & Noble Inc.(1)                                12,593
           329,517  Blockbuster Inc.                                       2,501
           110,654  Charming Shoppes(1)                                      788
           136,923  Claire's Stores Inc.                                   3,429
            74,099  Dress Barn, Inc.(1)                                    1,293
            17,800  Finlay Enterprises, Inc.(1)                              346
           287,595  Genesco Inc.(1)                                        6,773
         1,157,198  Hollywood Entertainment Corp.(1)                      11,422
            17,672  Party City Corp.(1)                                      261
           445,417  Rent-A-Center Inc.(1)                                 11,518
           327,930  Stage Stores Inc.(1)                                  11,222
           152,475  Stein Mart Inc.(1)                                     2,321
           484,576  Trans World Entertainment Corp.(1)                     4,734
            46,658  Zale Corp.(1)                                          1,311
                                                                 ---------------
                                                                          76,376
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.5%
            71,590  Culp, Inc.(1)                                            526
            73,038  Deckers Outdoor Corp.(1)                               2,483
           245,099  Hartmarx Corp.(1)                                      1,819
           209,435  Kellwood Co.                                           7,634
           189,812  Movado Group Inc.                                      3,227
            15,530  Unifirst Corporation                                     444
            38,950  Warnaco Group Inc. (The)(1)                              866
                                                                 ---------------
                                                                          16,999
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 3.9%
           169,212  Capital Crossing Bank(1)                               4,305
            88,980  Corus Bankshares Inc.                                  3,838
           107,436  Doral Financial Corp.                                  4,455
            20,808  Downey Financial Corp.                                 1,144
            80,984  FirstFed Financial Corp.(1)                            3,958
           366,310  Flagstar Bancorp Inc.                                  7,795
            57,418  Independence Community Bank                            2,242
            83,491  New Century Financial Corp.                            5,028
           310,952  R & G Financial Corp.                                 12,018
             8,582  WSFS Financial Corp.                                     429
                                                                 ---------------
                                                                          45,212
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.2%
            60,875  Applied Industrial Technologies Inc.                   2,176
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
            28,515  Metrocall Holdings Inc.(1)                             1,849
                                                                 ---------------
TOTAL COMMON STOCKS                                                    1,149,863
  (Cost $1,035,412)                                              ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.7%                                    1,149,863
                                                                 ---------------
  (Cost $1,035,412)

OTHER ASSETS AND LIABILITIES - 0.3%                                        3,053
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   1,152,916
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.
(2) Category is less than 0.05% of total net assets.

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
                             ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

FEDERAL TAX INFORMATION

As of September 30, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 1,038,639
                                                                 ===============
Gross tax appreciation of investments                                 $ 145,008
Gross tax depreciation of investments                                   (33,784)
                                                                 ---------------
Net tax appreciation of investments                                   $ 111,224
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES.  MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GLOBAL GOLD FUND
SEPTEMBER 30, 2004
[american century investments logo and text logo]

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
AUSTRALIA - 6.7%
         2,500,000  Croesus Mining NL(1)                           $     980,708
           950,000  Kingsgate Consolidated Ltd.                        2,070,383
        12,164,473  Lihir Gold Limited(1)                              9,455,463
         2,985,662  Newcrest Mining Limited                           32,946,109
             3,333  Nickel Australia Ltd.(1)                                 375
         1,200,000  Sino Gold Ltd.(1)                                  1,586,567
         2,308,703  Sons of Gwalia Limited(1)                            392,455
                                                                 ---------------
                                                                      47,432,060
                                                                 ---------------
CANADA - 55.5%
           201,888  Agnico-Eagle Mines Ltd.                            2,873,139
         1,451,400  Agnico-Eagle Mines Ltd.
                    New York Shares                                   20,725,992
         2,191,500  Apollo Gold Corporation(1)                         1,790,217
         2,914,016  Barrick Gold Corp.                                61,310,898
         6,562,650  Bema Gold Corp.(1)                                20,916,398
         4,005,000  Cambior, Inc.(1)                                  12,224,887
           275,000  Crystallex International Corporation
                    New York Shares(1)                                   926,750
         3,400,000  Crystallex International Corporation
                    Special Warrants(1)                               11,348,609
         1,100,000  Crystallex International Corporation
                    Warrants(1)                                          646,609
         1,325,300  Eldorado Gold Corporation(1)                       4,297,532
           367,800  Gabriel Resources Ltd.(1)                            559,879
         1,196,000  Gammon Lake Resources Inc.(1)                      6,969,476
         1,654,922  Glamis Gold Ltd.(1)                               30,702,588
         1,515,100  Goldcorp Inc.                                     21,021,367
            30,000  Goldcorp Inc. New York Shares                        415,800
           380,000  Golden Star Resources Ltd.(1)                      1,997,463
           125,000  Golden Star Resources Ltd.
                    Warrants(1)                                          281,456
           660,000  Great Basin Gold Ltd.(1)                           1,046,539
         1,750,000  Guinor Gold Corp.(1)                               1,484,579
         2,775,700  IAMGOLD Corporation                               22,270,740
         3,235,229  Kinross Gold Corp.(1)                             21,982,089
           279,157  Kinross Gold Corp.
                    New York Shares(1)                                 1,892,684
           760,700  Meridian Gold Inc.(1)                             12,665,266
         1,036,700  Meridian Gold Inc.
                    New York Shares(1)                                17,333,624
           650,900  Minefinders Corporation Ltd.(1)                    4,489,677
         3,200,000  Miramar Mining Corp.(1)                            4,059,304
           110,000  Miramar Mining Corp. Warrants
                    (Acquired 11/19/03, Cost $0)(1)(2)                         0
         1,502,800  Nevsun Resources Ltd.(1)                           2,811,867
         1,112,900  Northern Orion Resources Inc.(1)                   2,823,500
           687,500  Northern Orion Resources Inc.
                    Warrants(1)                                          872,116
           300,000  Northgate Exploration Ltd.(1)                        570,840
         2,971,316  Placer Dome Inc.                                  59,069,762
         5,702,200  Queenstake Resources Ltd.(1)                       2,983,788
         1,100,000  Rio Narcea Gold Mines, Ltd.(1)                     2,729,723
           500,000  Southern Platinum Corp.(1)                           820,582
           500,000  SouthernEra Diamonds Inc.(1)                         297,312
         7,455,600  Wheaton River Minerals Ltd.(1)                    23,466,845
           650,000  Wheaton River Minerals Ltd.
                    Warrants(1)                                        1,236,819
           825,000  Wheaton River Minerals Ltd.
                    Warrants(1)                                        1,595,972

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
         1,304,300  Wolfden Resources Inc.(1)                          5,325,573
                                                                 ---------------
                                                                     390,838,261
                                                                 ---------------
PERU - 0.7%
           217,500  Compania de Minas
                    Buenaventura SAu ADR                               5,165,625
                                                                 ---------------
SOUTH AFRICA - 16.4%
           632,202  Anglogold Limited                                 24,384,781
           388,576  Anglogold Limited ADR                             15,115,606
         1,146,050  Durban Roodepoort Deep
                    Limited(1)                                         2,172,800
           311,100  Durban Roodepoort Deep
                    Limited ADR(1)                                       625,622
         2,381,434  Gold Fields Limited                               32,249,775
           435,600  Gold Fields Limited ADR                            5,945,940
         2,180,450  Harmony Gold Mining Co.
                    Limited                                           29,730,495
         1,388,062  Western Areas Limited(1)                           5,370,676
                                                                 ---------------
                                                                     115,595,695
                                                                 ---------------
UNITED KINGDOM - 0.8%
           582,600  Randgold Resources
                    Limited ADR(1)                                     5,750,262
                                                                 ---------------
UNITED STATES - 19.5%
         4,214,100  Coeur D'alene Mines
                    Corporation(1)                                    19,974,834
           896,700  Freeport-McMoRan
                    Copper & Gold, Inc. Cl B                          36,316,350
           265,400  Hecla Mining Company(1)                            1,974,576
         1,591,314  Newmont Mining Corporation                        72,452,526
           369,500  Royal Gold, Inc.                                   6,311,060
                                                                 ---------------
                                                                     137,029,346
                                                                 ---------------
TOTAL COMMON STOCKS                                                  701,811,249
  (Cost $406,405,504)                                            ---------------

TOTAL INVESTMENT SECURITIES - 99.6%                                  701,811,249
                                                                 ---------------
  (Cost $406,405,504)

OTHER ASSETS AND LIABILITIES - 0.4%                                    2,534,439
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $ 704,345,688
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1)  Non-income producing.
(2)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at September 30, 2004, was $0, which represented 0.0% of net assets.

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

FEDERAL TAX INFORMATION
As of September 30, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                      $ 422,015,080
                                                    ===============
Gross tax appreciation of investments                $ 296,155,466
Gross tax depreciation of investments                  (16,359,297)
                                                    ---------------
Net tax appreciation of investments                  $ 279,796,169
                                                    ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
UTILITIES FUND
SEPTEMBER 30, 2004
[american century investments logo and text logo]

UTILITIES - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1%

COMMUNICATIONS EQUIPMENT - 0.6%
            73,800  Nokia Oyj ADR                                   $  1,012,536
                                                                 ---------------
ELECTRIC UTILITIES - 40.6%
            49,800  Ameren Corp.                                       2,298,270
            55,140  American Electric Power                            1,762,274
           134,900  CenterPoint Energy, Inc.                           1,397,564
            46,800  Cinergy Corp.                                      1,853,280
            51,700  Consolidated Edison, Inc.                          2,173,468
            36,700  DPL Inc.                                             755,286
            27,600  DTE Energy Company                                 1,164,444
             7,400  E.On AG ADR                                          545,380
            10,200  E.On AG ORD                                          753,169
           142,300  Edison International                               3,772,373
            70,000  Entergy Corp.                                      4,242,700
           174,900  Exelon Corporation                                 6,417,082
            81,200  FirstEnergy Corp.                                  3,335,696
            65,400  FPL Group, Inc.                                    4,468,128
            36,200  Great Plains Energy Inc.                           1,055,230
            53,700  Iberdrola SA ORD                                   1,114,800
            35,700  Northeast Utilities                                  692,223
            36,021  NSTAR                                              1,768,631
            63,700  OGE Energy Corp.                                   1,607,151
           149,200  PG&E Corp.(1)                                      4,535,680
            73,400  PPL Corporation                                    3,463,012
            39,300  Progress Energy Inc.                               1,663,962
           141,400  Southern Co.                                       4,239,172
           109,800  TXU Corp.                                          5,261,616
            43,500  Wisconsin Energy Corp.                             1,387,650
            91,600  XCEL Energy Inc.                                   1,586,512
                                                                 ---------------
                                                                      63,314,753
                                                                 ---------------
GAS UTILITIES - 4.9%
            40,400  Atmos Energy Corp.                                 1,017,676
            57,200  KeySpan Corporation                                2,242,240
            33,200  New Jersey Resources Corp.                         1,374,480
            66,900  Terasen Inc. ORD                                   1,305,327
            47,800  UGI Corp.                                          1,781,028
                                                                 ---------------
                                                                       7,720,751
                                                                 ---------------
INTEGRATED TELECOMMUNICATION SERVICES - 19.1%
            56,400  ALLTEL Corp.                                       3,096,924
            39,390  AT&T Corp.                                           564,065
            69,900  BCE Inc.                                           1,513,335
           139,100  BellSouth Corp.                                    3,772,392
            57,800  CenturyTel Inc.                                    1,979,072
           130,000  Citizens Communications Company                    1,740,700
            79,700  Deutsche Telekom AG ADR(1)                         1,487,202
           124,420  SBC Communications Inc.                            3,228,699
           224,300  Sprint Corp.                                       4,515,159
            25,600  Telecom Corp. of
                    New Zealand Ltd. ADR                                 814,336

UTILITIES - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             6,400  Telecom Italia SpA ADR                               196,864
           172,100  Telecom Italia SpA ORD                               531,635
            59,100  Telefonos de Mexico
                    SA de CV Series L ADR                              1,907,157
           114,880  Verizon Communications                             4,523,974
                                                                 ---------------
                                                                      29,871,514
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 21.6%
           160,100  AES Corporation (The)(1)                           1,599,399
            97,900  Constellation Energy Group Inc.                    3,900,336
            78,956  Dominion Resources Inc.                            5,151,879
            85,400  Duke Energy Corp.                                  1,954,806
            63,700  Energen Corp.                                      3,283,735
            56,000  Energy East Corp.                                  1,410,080
            53,700  Equitable Resources Inc.                           2,916,447
            61,800  National Fuel Gas Co.                              1,750,794
            83,100  ONEOK, Inc.                                        2,162,262
            71,400  Public Service
                    Enterprise Group Inc.                              3,041,640
            52,300  Questar Corp.                                      2,396,386
           114,000  Sempra Energy                                      4,125,660
                                                                 ---------------
                                                                      33,693,424
                                                                 ---------------
OIL & GAS REFINING, MARKETING
& TRANSPORTATION - 4.5%
            56,400  Kinder Morgan, Inc.                                3,543,048
           128,000  TransCanada Corp.                                  2,796,800
             8,200  Valero Energy Corp.                                  657,722
                                                                 ---------------
                                                                       6,997,570
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 6.8%
            82,100  America Movil SA de CV
                    Series L ADR                                       3,204,363
           136,196  AT&T Wireless Services Inc.(1)                     2,012,977
           122,400  Nextel Communications, Inc.(1)                     2,918,016
            20,100  NTT DoCoMo Inc. ADR                                  341,700
               400  NTT DoCoMo, Inc. ORD                                 680,216
            60,000  Vodafone Group plc ADR                             1,446,600
                                                                 ---------------
                                                                      10,603,872
                                                                 ---------------
TOTAL COMMON STOCKS                                                  153,214,420
  (Cost $118,194,894)                                            ---------------

TEMPORARY CASH INVESTMENTS - 1.7%

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 8.125% - 8.875%,
2/15/19 - 5/15/21, valued at $2,669,940),
in a joint trading account at 1.63%,
dated 9/30/04, due 10/1/04
(Delivery value $2,600,118)                                            2,600,000
                                                                 ---------------
  (Cost $2,600,000)

TOTAL INVESTMENT SECURITIES - 99.8%                                  155,814,420
                                                                 ---------------
  (Cost $120,794,894)

UTILITIES - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.2%                                      366,189
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $156,180,609
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Non-income producing.

UTILITIES - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

FEDERAL TAX INFORMATION

As of September 30, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 121,458,540
                                                                 ===============
Gross tax appreciation of investments                              $ 38,589,779
Gross tax depreciation of investments                                (4,233,899)
                                                                 ---------------
Net tax appreciation of investments                                $ 34,355,880
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   American Century Quantitative Equity Funds, Inc.
             -------------------------------------------------

By:    /s/ William M. Lyons
       -------------------------------------------------------
       Name:    William M. Lyons
       Title:   President

Date: November 29, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:    /s/ William M. Lyons
       -------------------------------------------------------
       Name:    William M. Lyons
       Title:   President
               (principal executive officer)

Date:  November 29, 2004

By:     /s/ Maryanne L. Roepke
        ------------------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:   November 29, 2004